Restricted cash	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
3. Restricted cash

Restricted cash consists of funds which are deposited by NXT as security with financial institutions, including for the issuance of credit cards. Also, bank letters of credit are periodically issued for the benefit of NXT’s clients related to contractual performance requirements on certain SFD® survey contracts. There were no restricted cash balances at the end of 2016. The restricted cash balance as at 31 December 2015 of $75,000 related to security on the Corporate Credit Card program and this restriction was removed during Q3-2016 by the financial institution.